Postretirement Benefit Plans - Summary of Estimated Future Pension Benefit Payments (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Pension and Other Postretirement Benefit Expense [Abstract]
2017	$ 21
2018	16
2019	17
2020	18
2021	20
Years 2022-2026	$ 128